Bank Borrowings (Details) - Schedule of Bank Borrowings are Working Capital Loans from Banks		6 Months Ended		12 Months Ended
		Jun. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Short-Term Debt [Line Items]
Amount		$ 7,171,128		$ 6,089,428		¥ 52,000,000		¥ 42,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.55%		3.55%		3.55%		3.55%
Issuance Date		Jan. 18, 2023		Mar. 09, 2022
Expiration Date		May 25, 2024		Jan. 19, 2023	[1]
Amount		$ 551,625		$ 579,946		¥ 4,000,000		¥ 4,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company		Huadong
Rate		3.50%				3.50%
Issuance Date		Nov. 03, 2022
Expiration Date		Apr. 25, 2024
Amount		$ 689,532				¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.60%		3.40%		3.60%		3.40%
Issuance Date		Aug. 12, 2022		Dec. 08, 2022
Expiration Date		Jul. 12, 2023		Dec. 07, 2023	[1]
Amount		$ 1,241,157		$ 1,304,877		¥ 9,000,000		¥ 9,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.95%		3.95%		3.95%		3.95%
Issuance Date		Jan. 30, 2023		Feb. 17, 2022
Expiration Date	[1]	Feb. 15, 2024		Mar. 02, 2023
Amount		$ 689,532		$ 724,932		¥ 5,000,000		¥ 5,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.80%		3.55%		3.80%		3.55%
Issuance Date		Mar. 10, 2023		Mar. 09, 2022
Expiration Date	[1]	Mar. 09, 2024		Jan. 19, 2023
Amount		$ 1,379,063		$ 724,932		¥ 10,000,000		¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company		Yada		Yada
Rate		3.60%		3.60%		3.60%		3.60%
Issuance Date		Dec. 08, 2022		Dec. 08, 2022
Expiration Date		Dec. 06, 2023		Dec. 06, 2023	[1]
Amount		$ 1,379,063		$ 1,449,864		¥ 10,000,000		¥ 10,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company		Yada	[1]	Yada
Rate		3.45%	[1]	3.70%		3.45%	[1]	3.70%
Issuance Date		Feb. 17, 2022	[1]	Feb. 18, 2022
Expiration Date	[1]	Feb. 16, 2024		Feb. 21, 2023
Amount		$ 1,241,156	[1]	$ 1,304,877		¥ 9,000,000	[1]	¥ 9,000,000

[1]	These loans were renewed upon maturity.